CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Income attributable to ordinary shares subject to possible redemption		$ 39,725
Social Capital Member
Ordinary shares subject to possible redemption (in shares)	38,964,589	38,964,589	0
Income attributable to ordinary shares subject to possible redemption	$ 15,332	$ 39,725